Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

December 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 50.6%
Information Technology – 13.4%
Communications Equipment – 0.1%
Calix, Inc.(a)	14,708	$642,592
Lumentum Holdings, Inc.(a)	10,530	551,983

		1,194,575

Electronic Equipment, Instruments & Components – 0.6%
Avnet, Inc.	10,430	525,672
Belden, Inc.	5,826	450,059
CDW Corp./DE	23,300	5,296,556
Fabrinet(a)	4,238	806,428
Littelfuse, Inc.	1,434	383,414
Novanta, Inc.(a)	3,002	505,398
Shoals Technologies Group, Inc. - Class A(a)	4,762	73,986

		8,041,513

IT Services – 0.0%
MongoDB, Inc.(a)	1,490	609,186

Semiconductors & Semiconductor Equipment – 3.3%
Amkor Technology, Inc.	22,083	734,701
Broadcom, Inc.	4,708	5,254,188
FormFactor, Inc.(a)	14,809	617,683
KLA Corp.	4,096	2,381,004
Lattice Semiconductor Corp.(a)	8,792	606,492
MACOM Technology Solutions Holdings, Inc.(a)	8,374	778,364
Monolithic Power Systems, Inc.	768	483,808
NVIDIA Corp.	41,684	20,642,256
NXP Semiconductors NV	32,180	7,390,872
QUALCOMM, Inc.	47,012	6,799,346
Synaptics, Inc.(a)	6,670	760,914
Universal Display Corp.	3,930	751,652

		47,201,280

Software – 6.8%
ACI Worldwide, Inc.(a)	20,341	622,435
Adobe, Inc.(a)	17,320	10,332,516
Autodesk, Inc.(a)	5,110	1,243,940
CommVault Systems, Inc.(a)	6,662	531,961
Fair Isaac Corp.(a)	406	471,424
Five9, Inc.(a)	9,134	718,676
Freshworks, Inc. - Class A(a)	30,690	720,908
Gen Digital, Inc.	189,321	4,320,305
HubSpot, Inc.(a)	906	525,970
Klaviyo, Inc. - Class A(a)	16,160	448,896
Manhattan Associates, Inc.(a)	3,870	833,073
Microsoft Corp.(b)	147,350	55,409,494
Monday.com Ltd.(a)	2,832	531,878
Oracle Corp.	103,428	10,904,414
PTC, Inc.(a)	4,668	816,538
ServiceNow, Inc.(a)	5,998	4,237,526
Smartsheet, Inc. - Class A(a)	11,986	573,122
Workday, Inc. - Class A(a)	8,754	2,416,630

		95,659,706

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.6%
Apple, Inc.(b)	161,732	$31,138,262
Western Digital Corp.(a)	91,298	4,781,224

		35,919,486

		188,625,746

Health Care – 8.0%
Biotechnology – 1.5%
Akero Therapeutics, Inc.(a)	4,748	110,866
Arcus Biosciences, Inc.(a)	9,532	182,062
Ascendis Pharma A/S (ADR)(a)	1,978	249,003
Blueprint Medicines Corp.(a)	3,816	351,988
Bridgebio Pharma, Inc.(a)	7,608	307,094
Halozyme Therapeutics, Inc.(a)	7,838	289,692
Intellia Therapeutics, Inc.(a)	5,132	156,444
Karuna Therapeutics, Inc.(a)	1,070	338,350
Legend Biotech Corp. (ADR)(a)	3,844	231,294
Madrigal Pharmaceuticals, Inc.(a)	980	226,520
MoonLake Immunotherapeutics(a)	3,044	183,828
Natera, Inc.(a)	12,986	813,380
Regeneron Pharmaceuticals, Inc.(a)	7,492	6,580,148
Sarepta Therapeutics, Inc.(a)	1,936	186,592
Ultragenyx Pharmaceutical, Inc.(a)	5,602	267,840
Vaxcyte, Inc.(a)	5,414	340,000
Vertex Pharmaceuticals, Inc.(a)	25,702	10,457,480
Viking Therapeutics, Inc.(a)	10,938	203,556
Vir Biotechnology, Inc.(a)	8,544	85,942
Xenon Pharmaceuticals, Inc.(a)	5,462	251,534

		21,813,613

Health Care Equipment & Supplies – 1.2%
AtriCure, Inc.(a)	11,960	426,852
Avantor, Inc.(a)	24,510	559,563
Edwards Lifesciences Corp.(a)	87,582	6,678,128
Envista Holdings Corp.(a)	18,590	447,275
Integra LifeSciences Holdings Corp.(a)	13,710	597,071
iRhythm Technologies, Inc.(a)	4,408	471,726
Lantheus Holdings, Inc.(a)	6,070	376,340
Medtronic PLC	93,040	7,664,636
Shockwave Medical, Inc.(a)	1,016	193,608

		17,415,199

Health Care Providers & Services – 2.5%
Acadia Healthcare Co., Inc.(a)	5,320	413,683
AMN Healthcare Services, Inc.(a)	6,475	484,848
Elevance Health, Inc.	11,624	5,481,414

Company	Shares	U.S. $ Value

Guardant Health, Inc.(a)	12,962	$350,622
HCA Healthcare, Inc.	16,466	4,457,016
Inari Medical, Inc.(a)	8,186	531,370
Pediatrix Medical Group, Inc.(a)	34,795	323,593
UnitedHealth Group, Inc.	44,544	23,450,554

		35,493,100

Life Sciences Tools & Services – 1.6%
Danaher Corp.	5,724	1,324,190
Fortrea Holdings, Inc.(a)	16,269	567,788
ICON PLC(a)	2,260	639,454
Illumina, Inc.(a)	9,222	1,283,932
IQVIA Holdings, Inc.(a)	35,978	8,324,590
Repligen Corp.(a)	3,042	546,952
Thermo Fisher Scientific, Inc.	8,686	4,610,442
Waters Corp.(a)	13,880	4,569,384

		21,866,732

Pharmaceuticals – 1.2%
Intra-Cellular Therapies, Inc.(a)	4,966	355,594
Johnson & Johnson	27,072	4,243,108
Pfizer, Inc.	35,952	1,035,058
Roche Holding AG (Sponsored ADR)	164,550	5,961,610
Viatris, Inc.	23,224	251,505
Zoetis, Inc.	25,984	5,128,462

		16,975,337

		113,563,981

Financials – 6.7%
Banks – 1.9%
Bank of America Corp.	270,448	9,105,984
BankUnited, Inc.	10,902	353,552
Comerica, Inc.	14,540	811,478
First BanCorp./Puerto Rico	43,384	713,667
First Citizens BancShares, Inc./NC - Class A	590	837,192
First Hawaiian, Inc.	33,880	774,497
PNC Financial Services Group, Inc. (The)	16,964	2,626,720
Texas Capital Bancshares, Inc.(a)	9,373	605,777
Webster Financial Corp.	9,154	464,657
Wells Fargo & Co.	195,138	9,604,692
Wintrust Financial Corp.	7,040	652,960
Zions Bancorp NA	11,255	493,757

		27,044,933

Capital Markets – 1.5%
Ares Management Corp. - Class A	5,456	648,828
Cboe Global Markets, Inc.	4,550	812,448
Charles Schwab Corp. (The)	96,520	6,640,506
Goldman Sachs Group, Inc. (The)	21,376	8,246,220
LPL Financial Holdings, Inc.	11,860	2,699,573
Moelis & Co. - Class A	10,539	591,554
PJT Partners, Inc. - Class A	6,404	652,274
Stifel Financial Corp.	8,500	587,775

		20,879,178

Company	Shares	U.S. $ Value

Financial Services – 2.0%
Flywire Corp.(a)	18,316	$424,016
PayPal Holdings, Inc.(a)	42,276	2,596,108
Shift4 Payments, Inc. - Class A(a)	8,350	620,738
Visa, Inc. - Class A	97,066	25,271,133

		28,911,995

Insurance – 1.3%
American Financial Group, Inc./OH	4,481	532,746
Everest Group Ltd.	1,440	509,155
Hanover Insurance Group, Inc. (The)	2,950	358,189
Kemper Corp.	7,170	348,964
Kinsale Capital Group, Inc.	1,960	656,424
Progressive Corp. (The)	78,490	12,501,888
Ryan Specialty Holdings, Inc.(a)	13,552	583,007
Willis Towers Watson PLC	10,824	2,610,748

		18,101,121

		94,937,227

Consumer Discretionary – 5.2%
Automobile Components – 0.1%
Dana, Inc.	28,515	416,604
Goodyear Tire & Rubber Co. (The)(a)	42,649	610,734

		1,027,338

Automobiles – 0.1%
Stellantis NV	98,882	2,305,928

Broadline Retail – 1.5%
Amazon.com, Inc.(a)	136,272	20,705,168

Diversified Consumer Services – 0.0%
ADT, Inc.	89,566	610,840

Hotels, Restaurants & Leisure – 1.0%
Cava Group, Inc.(a)	10,766	462,680
Dine Brands Global, Inc.	8,821	437,963
Domino’s Pizza, Inc.	1,294	533,014
Hyatt Hotels Corp. - Class A	33,386	4,353,868
Papa John’s International, Inc.	6,191	471,940
Restaurant Brands International, Inc.	82,776	6,467,210
Vail Resorts, Inc.	2,004	427,794
Wingstop, Inc.	2,488	638,371

		13,792,840

Household Durables – 0.2%
NVR, Inc.(a)	90	623,040
PulteGroup, Inc.	7,432	767,131
SharkNinja, Inc.	10,444	534,368
Taylor Morrison Home Corp.(a)	9,972	532,007

		2,456,546

Leisure Products – 0.1%
Brunswick Corp./DE	8,160	789,480

Company	Shares	U.S. $ Value

Specialty Retail – 1.5%
AutoZone, Inc.(a)	1,886	$4,873,874
Bath & Body Works, Inc.	19,957	861,344
Dick’s Sporting Goods, Inc.	5,380	790,591
Dynatrace, Inc.(a)	16,894	923,932
Five Below, Inc.(a)	4,380	933,428
Home Depot, Inc. (The)	32,934	11,412,931
Lithia Motors, Inc.	1,948	641,438
Wayfair, Inc. - Class A(a)	8,956	552,586
Williams-Sonoma, Inc.	2,927	590,610

		21,580,734

Textiles, Apparel & Luxury Goods – 0.7%
Deckers Outdoor Corp.(a)	1,254	838,212
NIKE, Inc. - Class B	66,308	7,198,950
PVH Corp.	7,993	976,105
Ralph Lauren Corp.	4,900	706,580
Tapestry, Inc.	14,560	535,954

		10,255,801

		73,524,675

Communication Services – 5.1%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	199,168	8,733,517

Entertainment – 0.3%
Walt Disney Co. (The)	43,664	3,942,332

Interactive Media & Services – 3.6%
Alphabet, Inc. - Class C(a)	237,898	33,526,965
Meta Platforms, Inc. - Class A(a)	47,510	16,816,640

		50,343,605

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	17,652	446,949
Nexstar Media Group, Inc.	4,740	742,995

		1,189,944

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.	47,304	7,584,090

		71,793,488

Industrials – 4.8%
Aerospace & Defense – 0.5%
Axon Enterprise, Inc.(a)	4,312	1,113,919
Curtiss-Wright Corp.	2,308	514,200
Hexcel Corp.	7,310	539,112
Howmet Aerospace, Inc.	10,950	592,560
L3Harris Technologies, Inc.	3,096	651,868
RTX Corp.	28,984	2,438,714
Spirit AeroSystems Holdings, Inc. - Class A(a)	21,510	683,588

		6,533,961

Company	Shares	U.S. $ Value

Building Products – 0.5%
AZEK Co., Inc. (The)(a)	15,822	$605,154
Builders FirstSource, Inc.(a)	8,916	1,488,438
Carlisle Cos., Inc.	1,658	518,008
Lennox International, Inc.	1,386	620,262
Otis Worldwide Corp.	38,562	3,450,142

		6,682,004

Commercial Services & Supplies – 0.1%
ABM Industries, Inc.	12,642	566,741
Stericycle, Inc.(a)	13,914	689,577
Tetra Tech, Inc.	3,820	637,506

		1,893,824

Construction & Engineering – 0.4%
AECOM	11,380	1,051,761
Dycom Industries, Inc.(a)	7,432	855,349
Fluor Corp.(a)	18,986	743,682
MasTec, Inc.(a)	46,828	3,545,816

		6,196,608

Electrical Equipment – 1.0%
BWX Technologies, Inc.	4,232	324,644
Eaton Corp. PLC	42,672	10,276,272
Regal Rexnord Corp.	4,672	691,549
Sensata Technologies Holding PLC	71,451	2,684,414

		13,976,879

Ground Transportation – 0.7%
ArcBest Corp.	5,210	626,294
CSX Corp.	212,944	7,382,734
Knight-Swift Transportation Holdings, Inc.	11,045	636,744
Saia, Inc.(a)	1,250	547,337
XPO, Inc.(a)	6,322	553,656

		9,746,765

Industrial Conglomerates – 0.1%
Honeywell International, Inc.	4,686	982,701

Machinery – 0.9%
Gates Industrial Corp. PLC(a)	16,598	222,745
Ingersoll Rand, Inc.	7,304	564,814
ITT, Inc.	5,134	612,470
Middleby Corp. (The)(a)	5,330	784,416
Oshkosh Corp.	6,637	719,517
PACCAR, Inc.	105,678	10,319,359

		13,223,321

Marine Transportation – 0.0%
Star Bulk Carriers Corp.	24,880	528,949

Passenger Airlines – 0.0%
Alaska Air Group, Inc.(a)	13,528	528,539

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	21,416	2,739,192
FTI Consulting, Inc.(a)	2,714	540,494
Korn Ferry	5,880	348,978
Robert Half, Inc.	7,178	631,090
WNS Holdings Ltd. (ADR)(a)	8,450	534,040

		4,793,794

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.2%
Herc Holdings, Inc.	5,460	$812,940
SiteOne Landscape Supply, Inc.(a)	3,754	609,862
United Rentals, Inc.	2,680	1,536,192

		2,958,994

		68,046,339

Consumer Staples – 2.7%
Beverages – 0.7%
Celsius Holdings, Inc.(a)	12,694	692,078
Coca-Cola Co. (The)	90,676	5,343,536
Constellation Brands, Inc. - Class A	14,758	3,567,746

		9,603,360

Consumer Staples Distribution & Retail – 1.5%
Costco Wholesale Corp.	11,884	7,844,391
Grocery Outlet Holding Corp.(a)	19,764	532,810
Walmart, Inc.	80,618	12,709,428

		21,086,629

Food Products – 0.2%
Freshpet, Inc.(a)	7,260	629,878
Hain Celestial Group, Inc. (The)(a)	33,030	361,678
Lamb Weston Holdings, Inc.	5,430	586,929
Nomad Foods Ltd.(a)	35,057	594,216

		2,172,701

Household Products – 0.3%
Procter & Gamble Co. (The)	32,334	4,738,224

Personal Care Products – 0.0%
BellRing Brands, Inc.(a)	6,970	386,347

		37,987,261

Energy – 1.7%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	171,070	5,847,138
ChampionX Corp.	18,870	551,193
TechnipFMC PLC	21,144	425,840

		6,824,171

Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp.	16,930	729,683
Chevron Corp.	28,702	4,281,190
ConocoPhillips	8,504	986,944
EOG Resources, Inc.	69,450	8,399,978
HF Sinclair Corp.	8,451	469,622
International Seaways, Inc.	10,150	461,622
Magnolia Oil & Gas Corp. - Class A	29,370	625,287
Permian Resources Corp.	29,880	406,354
Southwestern Energy Co.(a)	55,384	362,765

		16,723,445

		23,547,616

Company	Shares	U.S. $ Value

Materials – 1.1%
Chemicals – 1.0%
Corteva, Inc.	43,280	$2,073,930
Element Solutions, Inc.	27,091	626,886
Linde PLC	15,530	6,377,916
LyondellBasell Industries NV - Class A	56,762	5,396,930

		14,475,662

Containers & Packaging – 0.1%
Berry Global Group, Inc.	10,410	701,530

Metals & Mining – 0.0%
ATI, Inc.(a)	11,260	511,992

		15,689,184

Real Estate – 1.1%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	24,874	428,330

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	5,651	621,949

Industrial REITs – 0.6%
First Industrial Realty Trust, Inc.	9,408	495,519
Prologis, Inc.	53,274	7,101,424
STAG Industrial, Inc.	18,260	716,888

		8,313,831

Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.(a)	4,640	876,357

Residential REITs – 0.1%
Apartment Income REIT Corp.	18,700	649,451

Specialized REITs – 0.3%
American Tower Corp.	18,462	3,985,577
CubeSmart	10,177	471,704

		4,457,281

		15,347,199

Utilities – 0.8%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	61,446	4,990,644
IDACORP, Inc.	5,356	526,602
NextEra Energy, Inc.	69,920	4,246,941
Portland General Electric Co.	13,710	594,191

		10,358,378

Company	Shares		U.S. $ Value

Multi-Utilities – 0.0%
CenterPoint Energy, Inc.		15,059	$430,236

			10,788,614

Total Common Stocks (cost $337,883,707)			713,851,330

INVESTMENT COMPANIES – 45.8%
Funds and Investment Trusts – 45.8%(c) (d)
AB All Market Real Return Portfolio - Class Z		12,413,312	106,878,616
AB International Small Cap Portfolio - Class Z		7,136,248	79,569,172
Bernstein International Strategic Equities Portfolio - Class Z		33,426,640	386,411,953
Bernstein Small Cap Core Portfolio - Class Z		2,890,508	36,622,736
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		1,441,916	36,610,246

Total Investment Companies (cost $572,360,913)			646,092,723

	Notional Amount

PURCHASED OPTIONS - PUTS – 1.3%
Options on Equity Indices – 1.3%
Euro STOXX 50 Index Expiration: Nov 2024; Contracts: 25,720; Exercise Price: EUR 3,650.00; Counterparty: UBS AG(a)	EUR	93,878,000	1,744,163
FTSE 100 Index Expiration: Dec 2024; Contracts: 5,490; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(a)	GBP	36,234,000	690,263
Nikkei 225 Index Expiration: Nov 2024; Contracts: 363,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(a)	JPY	9,801,000,000	1,486,782
S&P 500 Index Expiration: Dec 2024; Contracts: 202,000; Exercise Price: USD 3,950.00; Counterparty: UBS AG(a)	USD	797,900,000	14,555,334

Total Purchased Options - Puts (premiums paid $21,888,518)			18,476,542

	Shares

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(c) (d) (e) (cost $56,785,417)		56,785,417	56,785,417

Total Investments – 101.7% (cost $988,918,555)(f)			1,435,206,012
Other assets less liabilities – (1.7)%			(24,001,798)

Net Assets – 100.0%			$1,411,204,214

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	1,783	March 2024	$89,421,828	$(1,086,862)
FTSE 100 Index Futures	97	March 2024	9,590,219	193,364
Nikkei 225 (OSE) Futures	50	March 2024	11,861,702	134,901
S&P 500 E-Mini Futures	1,182	March 2024	284,862,000	8,619,010
TOPIX Index Futures	270	March 2024	45,306,383	334,566
U.S. T-Note 2 Yr (CBT) Futures	1,231	March 2024	253,480,211	2,607,435
U.S. T-Note 10 Yr (CBT) Futures	3,192	March 2024	360,346,875	12,646,002
U.S. Ultra Bond (CBT) Futures	879	March 2024	117,428,906	9,907,998
Sold Contracts
E-Mini Russell 2000 Futures	151	March 2024	15,460,135	(1,038,868)
FTSE 100 Index Futures	624	March 2024	61,693,781	(1,364,903)
Hang Seng Index Futures	2	January 2024	219,402	(9,404)
MSCI Emerging Markets Futures	497	March 2024	25,687,445	(1,184,096)
MSCI Singapore IX ETS Futures	11	January 2024	239,795	(8,313)
OMXS 30 Index Futures	11	January 2024	261,884	(5,747)
S&P Mid 400 E-Mini Futures	45	March 2024	12,642,750	(618,648)
S&P/TSX 60 Index Futures	314	March 2024	60,209,894	(1,218,458)
SPI 200 Futures	461	March 2024	59,570,404	(732,450)

				$27,175,527

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CAD	9,331	USD	6,822	01/10/2024	$(221,034)
Bank of America, NA	EUR	23,212	USD	24,685	01/10/2024	(947,073)
Bank of America, NA	JPY	2,940,803	USD	20,542	01/12/2024	(338,149)
Bank of America, NA	USD	11,847	JPY	1,753,722	01/12/2024	604,730
Bank of America, NA	USD	894	CHF	785	01/18/2024	40,600
Bank of America, NA	GBP	28,532	USD	35,756	01/25/2024	(616,937)
Bank of America, NA	USD	4,588	GBP	3,608	01/25/2024	11,995
Bank of America, NA	NOK	398,213	USD	38,014	02/16/2024	(1,221,714)
Bank of America, NA	USD	39,091	NOK	423,891	02/16/2024	2,674,024
Barclays Bank PLC	CAD	4,255	USD	3,109	01/10/2024	(102,442)
Barclays Bank PLC	EUR	3,205	USD	3,495	01/10/2024	(44,638)
Barclays Bank PLC	NZD	43,681	USD	26,836	01/11/2024	(777,486)
Barclays Bank PLC	USD	4,214	NZD	7,224	01/11/2024	352,784
Barclays Bank PLC	USD	2,463	JPY	365,852	01/12/2024	134,822
Barclays Bank PLC	AUD	4,323	USD	2,815	01/25/2024	(133,464)
Barclays Bank PLC	USD	42,589	AUD	65,149	01/25/2024	1,838,196
Barclays Bank PLC	SEK	260,896	USD	25,206	02/16/2024	(706,394)
BNP Paribas SA	USD	39,622	CAD	53,695	01/10/2024	906,446
BNP Paribas SA	USD	12,778	EUR	11,599	01/10/2024	30,001
BNP Paribas SA	USD	23,378	NZD	40,127	01/11/2024	1,988,532
Citibank, NA	USD	1,850	CAD	2,467	01/10/2024	12,068
Citibank, NA	AUD	1,577	USD	1,067	01/25/2024	(8,333)
Citibank, NA	USD	1,939	AUD	2,980	01/25/2024	93,575
Deutsche Bank AG	USD	49,776	EUR	45,648	01/10/2024	630,911
Deutsche Bank AG	USD	3,974	NZD	6,569	01/11/2024	178,933
Deutsche Bank AG	JPY	3,861,669	USD	26,086	01/12/2024	(1,331,814)
Deutsche Bank AG	CHF	55,819	USD	63,022	01/18/2024	(3,442,603)
Goldman Sachs Bank USA	EUR	12,272	USD	13,162	01/10/2024	(389,310)
Goldman Sachs Bank USA	USD	40,306	CAD	55,259	01/10/2024	1,402,737
Goldman Sachs Bank USA	USD	15,782	JPY	2,317,462	01/12/2024	671,574

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	AUD	3,292	USD	2,192	01/25/2024	$(52,411)
Goldman Sachs Bank USA	USD	73,694	GBP	58,265	01/25/2024	583,013
HSBC Bank USA	USD	19,972	EUR	18,193	01/10/2024	117,140
JPMorgan Chase Bank, NA	EUR	25,952	USD	27,798	01/10/2024	(858,770)
JPMorgan Chase Bank, NA	USD	10,416	NZD	16,746	01/11/2024	169,993
JPMorgan Chase Bank, NA	JPY	1,142,241	USD	8,066	01/12/2024	(43,612)
Morgan Stanley & Co., Inc.	CAD	100,983	USD	74,985	01/10/2024	(1,235,326)
Morgan Stanley & Co., Inc.	USD	12,573	EUR	11,850	01/10/2024	512,398
Morgan Stanley & Co., Inc.	GBP	4,092	USD	5,083	01/25/2024	(133,262)
Morgan Stanley & Co., Inc.	CHF	23,954	USD	27,723	02/15/2024	(881,876)
State Street Bank & Trust Co.	USD	18,855	JPY	2,784,238	01/12/2024	912,960
UBS AG	CAD	86,650	USD	62,943	01/10/2024	(2,459,774)

						$(2,078,990)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	554	03/15/2024	$(2,933)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $514,188,268 and gross unrealized depreciation of investments was $(42,807,207), resulting in net unrealized appreciation of $471,381,061.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$713,851,330	$—	$—	$713,851,330
Investment Companies	646,092,723	—	—	646,092,723
Purchased Options - Puts	—	18,476,542	—	18,476,542
Short-Term Investments	56,785,417	—	—	56,785,417

Total Investments in Securities	1,416,729,470	18,476,542	—	1,435,206,012
Other Financial Instruments(b):
Assets:
Futures	34,443,276	—	—	34,443,276
Forward Currency Exchange Contracts	—	13,867,432	—	13,867,432
Liabilities:
Futures	(7,267,749)	—	—	(7,267,749)
Forward Currency Exchange Contracts	—	(15,946,422)	—	(15,946,422)
Total Return Swaps	—	(2,933)	—	(2,933)

Total	$1,443,904,997	$16,394,619	$—	$1,460,299,616

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

							Distributions
Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2023 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$107,850	$4,161	$6,834	$(1,610)	$3,312	$106,879	$4,161	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	73,627	2,279	0	0	3,663	79,569	2,279	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	356,804	11,537	0	0	18,071	386,412	11,536	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	31,892	2,852	0	0	1,879	36,623	2,852	0
Government Money Market Portfolio	0	217,452	160,667	0	0	56,785	671	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	34,182	676	0	0	1,752	36,610	676	0
Total	$604,355	$238,957	$167,501	$(1,610)	$28,677	$702,878	$22,175	$0